Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 03, 2026	Jun. 27, 2025	Jun. 28, 2024	Jun. 30, 2023	Jul. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (1) ($)	Average Compensation Actually Paid to non-PEO NEOs (1)(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (Thousands) ($)	Revenue (Thousands) ($)
2026	$4,417,472	$3,081,722	$576,573	$259,830	$66.41	$105.97	$2,539	$439,682
2025	$3,772,051	$2,509,600	$986,643	$741,870	$75.09	$93.80	$1,341	$434,606
2024	$4,251,884	$2,167,737	$682,402	$489,879	$89.99	$73.22	$10,760	$408,083
2023	$4,152,831	$5,902,667	$625,083	$861,007	$104.67	$74.26	$10,169	$344,433
2022	$4,189,544	$3,143,082	$513,719	$31,178	$78.70	$72.96	$21,160	$302,959

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1) The principal executive officer (“PEO”) and the non-PEO named executive officers (“non-PEO NEOs”) for each year are as follows:
a. 2026: Peter A. Smith, Andrew Schmidt, Erin Boase, Gary Croke, Andrew Fredrickson, Michael Connaway;
b. 2025: Peter A. Smith, Michael Connaway, Erin Boase, Gary Croke;
c. 2024: Peter A. Smith, Michael Connaway, Erin Boase, Gary Croke, David Gray, and Bryan Tucker;
d. 2023: Peter A. Smith, David Gray, Bryan Tucker, Erin Boase, and Gary Croke;
e. 2022: Peter A. Smith, Eric Chang, David Gray, Bryan Tucker, Erin Boase, and Gary Croke.

Peer Group Issuers, Footnote	(3) The peer group used for Peer Group TSR is the same peer group the Company uses for its Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 4,417,472	$ 3,772,051	$ 4,251,884	$ 4,152,831	$ 4,189,544
PEO Actually Paid Compensation Amount	$ 3,081,722	2,509,600	2,167,737	5,902,667	3,143,082
Adjustment To PEO Compensation, Footnote
(2) The Company deducted from and added to the Summary Compensation Table total compensation the amounts detailed in the following tables to calculate compensation actually paid, in accordance with Item 402(v) of Regulation S-K as discussed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s PEO and non-PEO NEO’s do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

PEO
Prior FYE Current FYE Fiscal Year	07/02/2021 07/01/2022 2022	07/01/2022 06/30/2023 2023	06/30/2023 06/28/2024 2024	06/28/2024 06/27/2025 2025	06/27/2025 07/03/2026 2026
	($)	($)	($)	($)	($)
SCT Total	4,189,544	4,152,831	4,251,884	3,772,051	4,417,472
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,406,867)	(2,502,781)	(3,217,615)	(3,111,023)	(3,559,276)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,084,283	2,780,656	2,073,028	2,484,655	2,853,572
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(758,079)	1,231,065	(1,080,029)	(432,173)	(492,820)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	34,200	240,896	140,469	(203,910)	(137,226)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Compensation Actually Paid	3,143,082	5,902,667	2,167,737	2,509,600	3,081,722

Non-PEO NEO Average Total Compensation Amount	$ 576,573	986,643	682,402	625,083	513,719
Non-PEO NEO Average Compensation Actually Paid Amount	$ 259,830	741,870	489,879	861,007	31,178
Adjustment to Non-PEO NEO Compensation Footnote
(2) The Company deducted from and added to the Summary Compensation Table total compensation the amounts detailed in the following tables to calculate compensation actually paid, in accordance with Item 402(v) of Regulation S-K as discussed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s PEO and non-PEO NEO’s do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	07/02/2021 07/01/2022 2022	07/01/2022 06/30/2023 2023	06/30/2023 06/28/2024 2024	06/28/2024 06/27/2025 2025	06/27/2025 07/03/2026 2026
	($)	($)	($)	($)	($)
SCT Total	513,719	625,083	682,402	986,643	576,573
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(140,477)	(175,229)	(379,112)	(596,021)	(255,444)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	107,671	194,686	275,783	443,322	223,594
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(137,064)	119,121	(26,310)	(56,521)	(26,853)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	1,234
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	27,276	97,351	47,087	(35,554)	(5,880)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(339,947)	(5)	(109,971)	—	(253,393)
Compensation Actually Paid	31,178	861,007	489,879	741,870	259,830

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 66.41	75.09	89.99	104.67	78.70
Peer Group Total Shareholder Return Amount	105.97	93.80	73.22	74.26	72.96
Net Income (Loss)	$ 2,539,000	$ 1,341,000	$ 10,760,000	$ 10,169,000	$ 21,160,000
Company Selected Measure Amount	439,682,000	434,606,000	408,083,000	344,433,000	302,959,000
PEO Name	Peter A. Smith	Peter A. Smith	Peter A. Smith	Peter A. Smith	Peter A. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	net income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,559,276)	$ (3,111,023)	$ (3,217,615)	$ (2,502,781)	$ (2,406,867)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,853,572	2,484,655	2,073,028	2,780,656	2,084,283
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(492,820)	(432,173)	(1,080,029)	1,231,065	(758,079)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,226)	(203,910)	140,469	240,896	34,200
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,444)	(596,021)	(379,112)	(175,229)	(140,477)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,594	443,322	275,783	194,686	107,671
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,853)	(56,521)	(26,310)	119,121	(137,064)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,234	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,880)	(35,554)	47,087	97,351	27,276
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (253,393)	$ 0	$ (109,971)	$ (5)	$ (339,947)